CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement
Profit (loss)	€ 5,840	€ (8,628)	€ 155
Adjustments to reconcile profit (loss) to net cash provided by operating activities
Depreciation and amortization	7,063	7,304	8,106
Net Impairments (reversals) of tangible and intangible assets and right-of-use assets	167	3,183	2,188
Write-off of tangible and intangible assets	387	329	300
Share of (profit) loss of equity-accounted investments	1,091	1,733	88
Net gain on disposal of assets	(102)	(9)	(170)
Dividend income	(230)	(150)	(247)
Interest income	(75)	(126)	(147)
Interest expense	794	877	1,027
Income taxes	4,845	2,650	5,591
Other changes	(194)	92	(179)
Cash flow from changes in working capital	(3,146)	(18)	366
- inventories	(2,033)	1,054	(200)
- trade receivables	(7,888)	1,316	1,023
- trade payables	7,744	(1,614)	(940)
- provisions	(406)	(1,056)	272
- other assets and liabilities	(563)	282	211
Net change in the provisions for employee benefits	54		(23)
Dividends received	857	509	1,346
Interest received	28	53	88
Interest paid	(792)	(928)	(1,029)
Income taxes paid, net of tax receivables received	(3,726)	(2,049)	(5,068)
Net cash provided by operating activities	12,861	4,822	12,392
Cash flow from investing activities	(7,815)	(5,959)	(11,928)
- tangible assets	(4,950)	(4,407)	(8,049)
- prepaid right-of-use assets	(2)		(16)
- intangible assets	(284)	(237)	(311)
- consolidated subsidiaries and businesses net of cash and cash equivalent acquired	(1,901)	(109)	(5)
- investments	(837)	(283)	(3,003)
- securities and financing receivables held for operating purposes	(227)	(166)	(237)
- change in payables in relation to investing activities	386	(757)	(307)
Cash flow from disposals	536	216	794
- tangible assets	207	12	264
- intangible assets	1		17
- consolidated subsidiaries and businesses net of cash and cash equivalent disposed of	76		187
- tax on disposals	(35)		(3)
- investments	155	16	39
- securities and financing receivables held for operating purposes	141	136	195
- change in receivables in relation to disposals	(9)	52	95
Net change in securities and financing receivables held for non-operating purposes	(4,743)	1,156	(279)
Net cash used in investing activities	(12,022)	(4,587)	(11,413)
Increase in long-term financial debt	3,556	5,278	1,811
Repayments of long-term financial debt	(2,890)	(3,100)	(3,512)
Payments of lease liabilities	(939)	(869)	(877)
Increase (decrease) in short-term financial debt	(910)	937	161
Dividends paid to Eni's shareholders	(2,358)	(1,965)	(3,018)
Dividends paid to non-controlling interest	(5)	(3)	(4)
Reimbursements to non-controlling interest			(1)
Acquisition of additional interests in consolidated subsidiaries	(17)		(1)
Acquisition of treasury shares	(400)		(400)
Issue of perpetual subordinated bonds	1,985	2,975
Coupon payment on perpetual subordinated bonds	(61)
Net cash used in financing activities	(2,039)	3,253	(5,841)
Effect of exchange rate changes and other changes on cash and cash equivalents	52	(69)	1
Net increase (decrease) in cash and cash equivalents	(1,148)	3,419	(4,861)
Cash and cash equivalents - beginning of the year	9,413	5,994	10,855
Cash and cash equivalents - end of the year	8,265	9,413	5,994
Related parties
Adjustments to reconcile profit (loss) to net cash provided by operating activities
Net cash provided by operating activities	(4,331)	(4,640)	(6,356)
Net cash used in investing activities	(976)	(1,372)	(2,912)
Net cash used in financing activities	€ (13)	€ 164	€ (817)